Directors and Key Management compensation	12 Months Ended
Dec. 31, 2018
Related Party [Abstract]
Directors and Key Management compensation
Directors and Key Management compensation

	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016
	€m	€m	€m
Short-term employee benefits	3.3	2.0	2.1
Share-based payment expense	6.3	1.4	0.9
Termination benefits	0.1	0.4	—
Non-Executive Director fees	0.4	0.3	0.2
Total Directors' and executive officers' compensation	10.1	4.1	3.2

All significant management decision making authority is vested within the Board of Directors and the executive team, therefore key management are considered to be the Directors and executive Officers.

	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016
Benefits are accruing to the following number of key management personnel under:
Defined contribution plans	3	2	1
Share based payment schemes	3	2	3